UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Unlimited HFND Multi-Strategy Return Tracker ETF

Ticker: HFND

Annual Report

August 31, 2023

Unlimited HFND Multi-Strategy Return Tracker ETF

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Unlimited HFND Multi-Strategy Return Tracker ETF

SHAREHOLDER LETTER (Unaudited)

During the fiscal period from inception (October 10, 2022) to August 31, 2023, the Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) returned 3.46% (NAV) and 3.51% (Market), which was consistent with Fund expectations. This compares to the S&P 500® Total Return Index (S&P 500®) returning 26.70%.

The Fund’s positive performance during the period was primarily attributable to modest long positions across a broad set of stock markets, corporate credit exposures and cash holdings. Negative returns came from short positions in technology stocks throughout much of the period and losses from short positions in industrial metals.

The Fund seeks to create a portfolio with return characteristics similar to the hedge fund industry’s gross of fees returns and believes the Fund may outperform the hedge fund industry net of fees returns by charging comparatively lower expenses.

The Fund does this by using a proprietary machine learning algorithm developed by Unlimited Funds, Inc. (“Unlimited”), the Fund’s investment sub-adviser, to create a portfolio which best matches the most recent month’s returns of each major hedge fund style (such as long/short equity, global macro, event-driven, fixed income arbitrage, emerging markets, managed futures, and multi-strategy). The Fund then aggregates these portfolios based on the relative asset levels in each hedge fund style into a total hedge fund industry model. The Fund’s investment portfolio generally consists of long and short positions in 30 to 50 underlying ETFs.

The period was characterized by a significant rally in equity markets, particularly in large cap names, which caused both the S&P 500® and NASDAQ to rally significantly. These moves accelerated after softer inflation data in November and as AI-oriented companies rallied significantly in the spring and summer of 2023. Gold and corporate credit rallied more modestly over the period, while long-term government bonds were relatively flat.

The Unlimited machine learning algorithm identified quite conservative hedge fund positioning over the period which was in sharp contrast to the outperformance of richly valued mega cap U.S. technology-oriented stocks. The Fund held significant positions in small and mid-cap stock indexes with lower valuations, non-U.S. developed world stocks, and emerging markets. All of these markets trailed the performance of the U.S. mega-cap stocks. Further, the Unlimited machine learning algorithm identified underweight positioning in tech stocks. While the position sizing was modest throughout the period, the magnitude of the rally in these companies created a significant drag on performance. Finally, the Fund held significant positions in cash throughout most of the period.

Fund performance was relatively strong from October until January in line with the rebound in broader risky asset prices, but that performance faded as bonds sold off and risky assets came under pressure following the Silicon Valley Bank (“SVB”) failure in March. With the increased perceptions of risk following SVB, the Unlimited machine learning algorithm indicated conservative positioning for much of the rest of the period despite the strong rise in mega cap equity markets.

As the year progressed later cycle indications increased, which put the continued strength of the equity rally into question. The Unlimited machine learning technology indicates that the Fund’s positioning did not meaningfully chase the equity market rally and that Fund remains conservatively positioned during a time of rising uncertainty in the late cycle.

Past performance does not guarantee future results.

This material must be preceded or accompanied by a prospectus.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained online at www.unlimitedetfs.com. Please read the prospectus carefully before you invest.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

2

Unlimited HFND Multi-Strategy Return Tracker ETF

SHAREHOLDER LETTER (Unaudited) (Continued)

The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. The Fund will not invest in hedge funds. The Fund will not seek to replicate the direct underlying holdings of hedge funds.

NASDAQ, which stands for the National Association of Securities Dealers Automated Quotations, is an American stock exchange that primarily focuses on technology and internet-related companies. It was founded in 1971 and is known for its electronic trading platform, which allows for the rapid buying and selling of stocks and other financial securities.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC.

Distributed by Foreside Fund Services, LLC.

3

Unlimited HFND Multi-Strategy Return Tracker ETF

PERFORMANCE SUMMARY (Unaudited)

$13,000
$12,000
$11,000
$10,000
10/10/2022
10/31/2022
11/30/2022
12/31/2022
1/31/2023
2/28/2023
3/31/2023
4/30/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
Unlimited HFND Multi-Strategy Return Tracker ETF - NAV
Unlimited HFND Multi-Strategy Return Tracker ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended August 31, 2023:	Since Inception (10/10/2022)	Ending Value (8/31/2023)
Unlimited HFND Multi-Strategy Return Tracker ETF - NAV	3.46%	$10,346
Unlimited HFND Multi-Strategy Return Tracker ETF - Market	3.51%	10,351
S&P 500® Total Return Index	26.70%	12,670

This chart illustrates the performance of a hypothetical $10,000 investment made on October 10, 2022 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 216-0499. The Fund’s gross expense ratio is 1.03% (as of the Fund’s most recently filed Prospectus dated September 26, 2022).

Unlimited HFND Multi-Strategy Return Tracker ETF

4

The accompanying notes are an integral part of these financial statements.

ALLOCATION OF PORTFOLIO HOLDINGS (Excluding Securities Sold Short) at August 31, 2023 (Unaudited)

Security Type	% of Total Investments
Exchange Traded Funds	91.4%
Cash Equivalents(1)	8.6
Total	100.0%

ALLOCATION OF SECURITIES SOLD SHORT at August 31, 2023 (Unaudited)

Security Type	% of Total Securities Sold Short
Exchange Traded Funds	100.0%
Total	100.0%

(1)Represents short-term investments and liabilities in excess of other assets.

Unlimited HFND Multi-Strategy Return Tracker ETF

5

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2023

	Shares	Value
Exchange Traded Funds — 104.4%
Invesco CurrencyShares British Pound Sterling Trust	7,575	$924,671
Invesco CurrencyShares Canadian Dollar Trust(1)	12,873	933,035
Invesco DB Agriculture Fund(1)	60,320	1,311,357
Invesco DB Base Metals Fund	64,122	1,180,377
Invesco DB Energy Fund	31,527	714,969
Invesco Senior Loan ETF(1)	77,471	1,633,863
iShares Convertible Bond ETF(1)	35,503	2,694,323
iShares J.P. Morgan EM High Yield Bond ETF(1)	27,783	970,044
iShares MSCI Australia ETF(1)	77,739	1,726,583
iShares MSCI Japan ETF	22,739	1,401,632
Real Estate Select Sector SPDR Fund(1)	40,841	1,511,934
SPDR Bloomberg High Yield Bond ETF(1)	27,361	2,529,798
SPDR Bloomberg Short Term High Yield Bond ETF(1)	50,161	1,244,495
SPDR S&P Retail ETF	13,651	877,350
Vanguard FTSE Emerging Markets ETF(1)	94,032	3,811,117
Vanguard FTSE Europe ETF	20,734	1,263,115
Vanguard Mid-Cap ETF(1)	9,435	2,072,775
Vanguard Mortgage-Backed Securities ETF(1)	92,707	4,197,773
Vanguard Russell 2000 ETF	10,513	801,301
Vanguard Short-Term Corporate Bond ETF(1)	36,405	2,759,499
Vanguard Total Stock Market ETF	3,895	872,246
Vanguard Total World Stock ETF(1)	50,008	4,887,282
Vanguard Value ETF(1)	3,865	554,666
Total Exchange Traded Funds
(Cost $39,936,637)		40,874,205

Short-Term Investments — 9.9%
Money Market Funds — 9.9%
First American Government Obligations Fund, Class X, 5.248%(2)	3,860,619	3,860,619
Total Short-Term Investments
(Cost $3,860,619)		3,860,619

Shares	Value
Total Investments in Securities — 114.3%
(Cost $43,797,256)	$44,734,824
Total Securities Sold Short — (16.4)%	(6,421,222)
Other Assets in Excess of Liabilities — 2.1%	830,685
Total Net Assets — 100.0%	$39,144,287

(1)All or a portion of the assets have been committed as collateral for open securities sold short with a total value of $22,926,549 or 58.6% of net assets See Note 2 in Notes to Financial Statements.

(2)The rate shown is the annualized seven-day effective yield as of August 31, 2023.

Unlimited HFND Multi-Strategy Return Tracker ETF

6

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT at August 31, 2023

	Shares	Value
Exchange Traded Funds(1) — 16.4%
Health Care Select Sector SPDR Fund	5,531	$736,784
Invesco CurrencyShares Euro Currency Trust	9,289	931,222
Invesco CurrencyShares Japanese Yen Trust	14,664	937,323
Invesco CurrencyShares Swiss Franc Trust	9,213	927,915
iShares TIPS Bond ETF	10,497	1,113,417
Technology Select Sector SPDR Fund	3,201	562,288
Vanguard Long-Term Treasury ETF	20,181	1,212,273
Total Exchange Traded Funds
(Proceeds $6,580,383)		6,421,222

Total Securities Sold Short
(Proceeds $6,580,383)		$6,421,222

(1)Non-income producing securities.

Unlimited HFND Multi-Strategy Return Tracker ETF

7

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2023

Assets:
Investments in securities, at value (Cost $43,797,256) (Note 2)	$44,734,824
Collateral at broker for securities sold short	916,204
Receivables:
Interest	20,255
Total assets	45,671,283

Liabilities:
Securities sold short (Proceeds $6,580,383) (Note 2)	6,421,222
Payables:
Broker interest	73,646
Management fees (Note 4)	32,128
Total liabilities	6,526,996
Net Assets	$39,144,287

Components of Net Assets:
Paid-in capital	$40,155,906
Total distributable (accumulated) earnings (losses)	(1,011,619)
Net assets	$39,144,287

Net Asset Value (unlimited shares authorized):
Net assets	$39,144,287
Shares of beneficial interest issued and outstanding	1,900,000
Net asset value	$20.60

Unlimited HFND Multi-Strategy Return Tracker ETF

8

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended August 31, 2023(1)

Investment Income:
Dividend income	$1,273,255
Interest income	346,357
Total investment income	1,619,612

Expenses:
Management fees (Note 4)	441,820
Broker interest expense	681,706
Dividend expense	117,222
Tax expense	2,550
Total expenses	1,243,298
Net investment income (loss)	376,314

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(278,573)
Securities sold short	(938,787)
Change in net unrealized appreciation/depreciation on:
Investments	937,568
Securities sold short	159,161
Net realized and unrealized gain (loss)	(120,631)
Net increase (decrease) in net assets resulting from operations	$255,683

(1)The Fund commenced operations on October 10, 2022. The information presented is from October 10, 2022 to August 31, 2023.

Unlimited HFND Multi-Strategy Return Tracker ETF

9

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$376,314
Net realized gain (loss)	(1,217,360)
Change in net unrealized appreciation/depreciation	1,096,729
Net increase (decrease) in net assets resulting from operations	255,683

Distributions to Shareholders:
Net distributions to shareholders	(220,943)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	39,109,547
Total increase (decrease) in net assets	39,144,287

Net Assets:
Beginning of period	—
End of period	$39,144,287

(1)The Fund commenced operations on October 10, 2022. The information presented is from October 10, 2022 to August 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended August 31, 2023(1)
	Shares	Value
Shares sold	3,625,000	$74,677,753
Shares redeemed	(1,725,000)	(35,568,238)
Variable Fees	—	32
Net increase (decrease)	1,900,000	$39,109,547

Unlimited HFND Multi-Strategy Return Tracker ETF

10

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended August 31, 2023(1)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.15
Net realized and unrealized gain (loss) on investments(3)	0.54
Total from investment operations	0.69

Less Distributions:
From net investment income	(0.09)
Total distributions	(0.09)

Capital Share Transactions
Variable fees	0.00	(10)
Net asset value, end of period	$20.60
Total return(4)(5)	3.46%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$39.1
Portfolio turnover rate(4)(6)	232%
Ratio of expenses to average net assets(7)(8)(11)	2.67%
Ratio of net investment income (loss) to average net assets(7)(9)(12)	0.81%

(1)The Fund commenced operations on October 10, 2022. The information presented is from October 10, 2022 to August 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

(8)The ratio of expenses to average net assets includes dividends and interest on securities sold short and tax expense. The expense ratio excluding dividends and interest on securities sold short and tax expense is 0.95% for the period ended August 31, 2023.

(9)The net investment income (loss) ratio includes dividends and interest on securities sold short and tax expense.

(10)Does not round to 0.01 or (0.01), if applicable.

(11)Does not include expenses of the investment companies in which the Fund invests.

(12)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

11

Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023

NOTE 1 – ORGANIZATION

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares are registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund, and Unlimited Funds, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on October 10, 2022.

The investment objective of the Fund is to seek capital appreciation. The Fund intends to deploy a fund-of-funds structure by taking long and short positions in broad-based exchange-traded funds.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, including exchange traded funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

12

Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

Assets - Investment in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,874,205	$—	$—	$40,874,205
Short-Term Investments	3,860,619	—	—	3,860,619
Total Investments in Securities	$44,734,824	$—	$—	$44,734,824

Liabilities - Securities Sold Short	Level1	Level2	Level3	Total
Exchange Traded Funds	$6,421,222	$—	$—	$6,421,222
Total Securities Sold Short	$6,421,222	$—	$—	$6,421,222

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Tax expense is disclosed in the Statement of Operations, if applicable.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

I.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives transactions, including short sale borrowings, a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund implemented a Rule 18f-4 Derivatives Risk Management Program that complies with Rule 18f-4.

J.Short Sales. The Fund may make short sales as part of their overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. A Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. A Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. A Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause a Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of a Fund.

K.Recently Issued Accounting Pronouncements.

•In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

•In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022- 06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06).ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022.ASU 2022-06 extends the effective period through December 31, 2024.The Fund is currently evaluating the impact, if any, of applying ASU 2022-06.

L.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended August 31, 2023, the following table shows the reclassificiations made.

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$1,046,359	$(1,046,359)

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NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

During the period ended August 31, 2023, the Fund realized $1,046,359, in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

M.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENTS RISKS

A.Underlying ETFs Risk. The Fund will incur higher and duplicative expenses because it invests in broad-based exchange-traded funds (“Underlying ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

B.New Sub-Adviser Risk. Unlimited is a newly registered investment adviser and has not previously served as an adviser or sub adviser to an investment company. As a result, there is no long-term track record against which an investor may judge Unlimited, and it is possible Unlimited may not achieve the Fund’s intended investment objective. In addition, Unlimited currently has limited personnel and resources, which may prevent it from being able to continue to provide sub-advisory services if one of the principals becomes incapacitated. Over time, Unlimited will augment its resources as market conditions permit. In addition, Unlimited regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

C.Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

D.Machine Learning, Model, and Data Risk. The Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successful, and the Fund may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the Models and Data been correct and complete.

E.Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between each Style Portfolio’s returns and the corresponding hedge fund style’s returns. In turn, the Fund’s performance may diverge from that of the total hedge fund industry portfolio.

F.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

G.Commodity Risk. Underlying ETFs that invest in the commodities markets may subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

H.Derivatives Risk. The Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

I.Emerging Markets Risk. The Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

J.Equity Market Risk. The equity securities held by the Underlying ETFs in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

K.ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

• Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due

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NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed for trading on a national securities exchange, NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

L.Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

M.Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. The Fund could lose money on indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

N.Foreign Securities Risk. Foreign securities held by Underlying ETFs in which the Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

O.Futures Contracts Risk. The Fund or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when the Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

P.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Q.High Portfolio Turnover Risk. The Fund is expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

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Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

R.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

S.New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

T.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

U.Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

V.Short Selling Risk. The Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

W.Swap Agreement Risk. The Fund or an Underlying ETF may invest in swap agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. The swap agreements in which the Fund or an Underlying ETF, as applicable, invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to oversight of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchases and sales transaction, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the

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Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended August 31, 2023 are disclosed in the Statement of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”).

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Fund’s administrator and an affiliate of the Adviser. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s Management Fee.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group Company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, proceeds from securities sold short, U.S. government securities, and in-kind transactions were $158,147,650 and $109,729,087 respectively.

For the period ended August 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the period ended August 31, 2023, the in-kind transactions associated with creations and redemptions for the Fund were $11,550,148 and $19,713,331, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations. The tax character of distributions paid during the period ended August 31, 2023, was as follows:

Distribution paid from:
Ordinary income	$220,943

19

Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

As of August 31, 2023, components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

August 31, 2023
Cost of investments and securities sold short(1)	$38,057,971
Gross tax unrealized appreciation	1,390,888
Gross tax unrealized depreciation	(1,135,257)
Net tax unrealized appreciation (depreciation)	255,631
Undistributed ordinary income (loss)	164,337
Undistributed long-term capital gain (loss)	—
Total distributable earnings	164,337
Other accumulated gain (loss)	(1,431,587)
Total distributable (accumulated) earnings (losses)	$(1,011,619)

(1)The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, partnership basis adjustments, and grantor trusts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended August 31, 2023, the Fund had not elected to defer any post-October or late year losses. As of the most recent fiscal period ended August 31, 2023, the Fund had long-term and short-term capital loss carryovers of $0 and $(1,431,587), respectively, which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports

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Unlimited HFND Multi-Strategy Return Tracker ETF

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

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Unlimited HFND Multi-Strategy Return Tracker ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Unlimited HFND Multi-Strategy Return Tracker ETF and
Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”), a series of Tidal ETF Trust, as of August 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from October 10, 2022 (commencement of operations) to August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Toroso Investments, LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 26, 2023

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Unlimited HFND Multi-Strategy Return Tracker ETF

EXPENSE EXAMPLES For the Period Ended August 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for an entire period indicated, which is from March 1, 2023 to August 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period March 1, 2023 – August 31, 2023(1)
Actual	$1,000.00	$1,002.60	$15.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.83	$15.45

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 3.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most-recent six-month period).

23

Unlimited HFND Multi-Strategy Return Tracker ETF

Statement Regarding Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the the Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

24

Unlimited HFND Multi-Strategy Return Tracker ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	42	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	42	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President – Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019), Credijusto (financial technology company).	42	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, and Chairman, since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).	42

Trustee, Tidal ETF Trust II (30 series) (since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

25

Unlimited HFND Multi-Strategy Return Tracker ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).	Not Applicable	Not Applicable
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

(3)The Trust, as of the date of this shareholder report, offered for sale to the public 36 of the 42 funds registered with the SEC.

26

Unlimited HFND Multi-Strategy Return Tracker ETF

ADDITIONAL INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Unlimited HFND Multi-Strategy Return Tracker ETF	83.89%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2023, was as follows:

Unlimited HFND Multi-Strategy Return Tracker ETF	19.95%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended August 31, 2023, was as follows:

Unlimited HFND Multi-Strategy Return Tracker ETF	0%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 216-0499 or by accessing the Fund’s website at www.unlimitedetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (833) 216-0499 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.unlimitedetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 216-0499. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.unlimitedetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 216-0499. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.unlimitedetfs.com.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Unlimited Funds, Inc.
222 Broadway, 20th Floor
New York City, New York 10038

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Unlimited HFND Multi-Strategy Return Tracker ETF	HFND	886364439

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Unlimited HFND Multi-Strategy Return Tracker ETF

FYE 08/31/2023
Audit Fees	$13,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 08/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 08/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 9, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 9, 2023

* Print the name and title of each signing officer under his or her signature.